SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	6,401,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 5 months 26 days
Stock Options Outstanding	8,976,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 10 months 24 days
Stock options [Member] | July 10, 2028 [Member]
Statement [Line Items]
Expiry Date	Jul. 10, 2028
Exercise Price | $ / shares	$ 1.12
Stock Options Exercisable	75,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 3 months 3 days
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 3 months 3 days
Stock options [Member] | August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Exercise Price | $ / shares	$ 0.79
Stock Options Exercisable	126,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 months 20 days
Stock Options Outstanding	126,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 months 20 days
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Exercise Price | $ / shares	$ 1.64
Stock Options Exercisable	1,620,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 4 months 6 days
Stock Options Outstanding	1,620,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 4 months 6 days
Stock options [Member] | March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Exercise Price | $ / shares	$ 1.20
Stock Options Exercisable	2,255,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	2 years 11 months 23 days
Stock Options Outstanding	2,255,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	2 years 11 months 23 days
Stock options [Member] | March 29, 2028 [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Exercise Price | $ / shares	$ 1.12
Stock Options Exercisable	2,300,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years
Stock Options Outstanding	2,300,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years
Stock options [Member] | March 25, 2029 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2029
Exercise Price | $ / shares	$ 0.78
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 11 months 26 days
Stock Options Outstanding	2,500,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 11 months 26 days
Stock Option [Member] | May 4, 2027 [Member]
Statement [Line Items]
Expiry Date	May 04, 2027
Stock Options Exercisable	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 1 month 2 days
Stock Options Outstanding	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 1 month 2 days
Exercise price | $ / shares	$ 0.92